                                 AssetMark Funds
                     Supplement dated April 14, 2006 to the
                        Prospectus dated October 28, 2005

Management of the Funds

Small/Mid Cap Value Fund:

1. Advisory Research,  Inc. and First Quadrant,  L.P. were approved by the Board of Trustees on March 16, 2006 to be  sub-advisors  for the  Small/Mid  Cap Value
Fund.

The section of the Prospectus  regarding Cramer Rosenthal McGlynn, LLC and Ariel
Capital  Management,  LLC on pages 35 and 36 is deleted  and  replaced  with the following descriptions:

Advisory Research, Inc. ("ARI"), 180 N. Stetson Avenue, Chicago, Illinois 60601,
is a sub-advisor for the Small/Mid Cap Value Fund. ARI is a Delaware corporation and an SEC-registered  investment advisor, and had approximately $4.5 billion in assets under  management as of February 28, 2006. ARI offers a balanced array of investment  strategies  in both the equity and fixed income asset  classes.  ARI manages its allocated portion of the Small/Mid Cap Value Fund's assets on a team basis. The team consists of the following individuals:

Brien M. O'Brien
CEO and President, Portfolio Manager
Prior to joining  ARI,  Mr.  O'Brien was the founder of  Marquette  Capital,  an investment  advisory firm that merged with ARI in 1996. A former vice  president at Bear Stearns,  Mr.  O'Brien  began his career with  Oppenheimer & Co. He is a member of the board and a past president of Jobs for  Youth/Chicago and a member of the board of the University of Chicago Health System.  Mr. O'Brien  graduated with honors from Boston College with a B.S. in finance and theology.

David B. Heller
Chairman, Portfolio Manager
The  founder of ARI in 1974,  Mr.  Heller  has an  extensive  background  in the securities  industry,  having previously served as president of Ralph W. Davis &
Co., a member of the New York Stock  Exchange.  Earlier in his career Mr. Heller served as vice president,  treasurer,  CFO, director and member of the Executive
Committee of A.G.  Becker & Co.,  Inc. Mr. Heller has served as a director for a number  of  public  companies  and is a former  governor  of the  Midwest  Stock
Exchange and the Chicago Board of Options  Exchange.  Mr. Heller holds an M.B.A.
from the  University  of Chicago and a B.A. in  political  science  from Harvard
University. He also completed two years of doctoral work in public policy at the
University of Illinois.

James M. Langer, CFA
Vice President, Portfolio Manager
Prior to joining ARI, Mr. Langer served as an investment consultant at Marquette
Associates for five years.  Mr.  Langer's  career in finance began at the Center for Research in Security  Prices at the University of Chicago where he worked on several academic  research  projects.  Mr. Langer holds a B.A. in economics from the  University of Chicago and an M.B.A from the Kellogg  School of Management -
Northwestern University.

Kip L. Meyer, CFA
Vice President, Portfolio Manager
Prior to joining ARI, Prior to joining ARI, Mr. Meyer served as a manager in the strategy  practice  group at  Accenture.  Mr.  Meyer holds a B.A. in English and government  from the  University  of Notre  Dame and an  M.B.A.  with  honors in finance and economics from the University of Chicago.

First Quadrant,  L.P.  ("First  Quadrant"),  800 E. Colorado  Blvd.,  Suite 900,
Pasadena,  California  91101, is a sub-advisor for the Small/Mid Cap Value Fund.
First Quadrant had approximately  $29.4 billion in assets under management as of
February 28, 2006.  First  Quadrant  offers  investment  strategies  in two main areas,  equities and global macro.  First Quadrant manages its allocated portion of the Small/Mid Cap Value Fund's assets on a team basis.  The team is headed by the following individuals:

Christopher G. Luck, CFA
Partner, Director of Global Equities
Mr.  Luck joined  First  Quadrant  in 1995.  As Partner  and  Director of Global
Equities,  Mr.  Luck  is  responsible  for  the  research,  implementation,  and management  of  First  Quadrant's  equity  strategies.  Prior to  joining  First
Quadrant,  Mr.  Luck spent eight  years at BARRA,  a Berkeley,  California-based provider of risk management  solutions.  He has published  numerous  articles in professional  journals  on  topics  including  socially  responsible  investing, international  diversification,  style management,  and tax-efficient investing.
Mr. Luck earned an MBA,  emphasis  finance,  from the  University of California,
Berkeley,  in 1988. He earned his bachelor's degree in economics summa cum laude from the College of the Holy Cross in Worcester,  Massachusetts. Mr. Luck became a Chartered  Financial  Analyst in 1994,  and is currently an instructor for the
CFA review course at the Los Angeles Society of Financial Analysts.

Andrew L. Berkin, Ph.D.
Director, Research
Dr. Berkin received his BS with honors in physics from the California  Institute of Technology in 1983, and his Ph.D. in general  relativity  from the University of Texas at Austin in 1989. He subsequently  was a postdoctoral  research fellow in astrophysics at Waseda University in Japan for two years. In 1992, he started work at the Jet Propulsion  Laboratory  pursuing research into the visualization and analysis of large scientific data sets.  Andrew joined the research group at
First  Quadrant in 1997,  where his work includes  modeling  equity  returns and
asset  allocation,   estimating  and  analyzing  transaction  costs,  developing analysis software, and investigating tax efficient investment strategies. Andrew also manages First  Quadrant's  small-cap and mid-cap  equity  products.  He has published  numerous  articles  on  taxable  investing,  as  well  as  scientific visualization and general relativity.

Small/Mid Cap Growth Fund:

2. Copper Rock Capital  Partners,  LLC ("Copper Rock").  At its December 5, 2005
meeting, the Board of Trustees approved a new sub-advisory agreement with Copper
Rock  Capital  Partners,  LLC,  contingent  upon the  exercise  of an  option to purchase a controlling interest in the firm by Old Mutual (U.S.) Holdings,  Inc.
The  change  of  ownership  occurred  on  February  9,  2006,  resulting  in the termination  of the  sub-advisory  agreement  that was then in  effect.  The new sub-advisory  agreement is now in effect and Copper Rock has continued to manage its  allocated  portion of the Small/Mid  Cap Growth  Fund's  portfolio  with no change in the portfolio  management team and no interruption or reduction in the level of service provided.

3. Nicholas-Applegate Capital Management ("Nicholas-Applegate"). Stacey R. Nutt,
Ph.D., Todd N. Wolter,  CFA, and Aerus Tran are no longer Portfolio Managers for
Nicholas-Applegate's  allocated  portion of the Small/Mid  Cap Growth Fund.  All references  and  information  contained in the  prospectus and SAI regarding Dr.
Nutt and Messrs. Wolter and Tran are hereby deleted. Carma Wallace, CFA and Mark
P.  Roemer  continue  as part of the  portfolio  management  team for the  Fund.
Horacio A. Valeiras,  CFA and Jane Edmondson have been added to the team.  Their backgrounds are as follows:

Horacio A. Valeiras, CFA
Managing  Director  and Chief  Investment  Officer
Mr. Valeiras is the Chief Investment Officer of Nicholas-Applegate  and has lead management responsibilities for all Systematic Growth products. Prior to joining
Nicholas-Applegate  in 2002,  Mr.  Valeiras  was a managing  director  of Morgan
Stanley  Investment  Management,  London.  Previously,  Mr. Valeiras was head of
International  Equity  and asset  allocation  programs  with  Miller  Anderson &
Sherrerd.  Mr.  Valeiras  earned his M.B.A.  from the  University of California,
Berkeley and his Master's degree from Massachusetts Institute of Technology.  He earned a B.S.  from  Virginia  Tech.  Mr.  Valeiras  has 18 years of  investment management experience.

Jane Edmondson
Vice President, Portfolio Manager
Ms.  Edmondson has been a member of the  Systematic  team at  Nicholas-Applegate since 2000.  Prior to joining the team, Ms. Edmondson was an analyst in both the
Institutional Marketing and Technology areas with the firm. Ms. Edmondson joined
Nicholas-Applegate  in 1996,  and prior to that  spent  five  years at  Merrill,
Lynch,  Pierce,  Fenner & Smith. Ms. Edmondson earned her M.B.A. in finance from
San Diego State  University  and her B.A.  from the  University  of  California,
Irvine. She has 15 years of investment industry experience.

                                 AssetMark Funds
                     Supplement dated April 14, 2006 to the
           Statement of Additional Information dated October 28, 2005

The following is added to the section  entitled "The  Sub-Advisors and Portfolio
Managers" beginning on page B-36:

Advisory  Research,  Inc. ("ARI"),  sub-advisor of the Small/Mid Cap Value Fund, was  established  in 1974 by David B.  Heller in  Chicago,  Illinois  to provide investment  management  services to a select group of  clientele.  In 1975,  ARI became a registered  investment  advisor.  Since that time,  the firm has grown, providing investment  management services to wealthy individuals,  corporations, foundations,  endowments and public funds. ARI had approximately $4.5 billion in assets under management as of February 28, 2006.

ARI manages its allocated portion of the Small/Mid Cap Value Fund's portfolio on a team basis, with portfolio managers Brien M. O'Brien,  David B. Heller,  James
M. Langer,  CFA and Kip L. Meyer,  CFA. In addition to the  Small/Mid  Cap Value
Fund, the team of portfolio  managers also manages the following  accounts as of
February 28, 2006:

------------------------- ------------------------ ----------------------------
                               Total Accounts       Accounts with Performance
Portfolio Manager                                             Fees
Other Accounts            ------------------------ ----------------------------
                            Number      Assets       Number       Assets
                                    (in millions)              (in millions)
------------------------- --------- -------------- ---------- -----------------
 Registered Investment
 Companies                     0            $0          0           $0
------------------------- --------- -------------- ---------- -----------------
 Other Pooled Investment
 Vehicles                     13          $904          3         $383
------------------------- --------- -------------- ---------- -----------------
 Other Accounts              612        $3,556          0           $0
------------------------- --------- -------------- ---------- -----------------

Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including a fund), such as devotion  of unequal  time and  attention  to the  management  of the  accounts, inability to allocate limited  investment  opportunities  across a broad band of accounts  and  incentive  to  allocate  opportunities  to an  account  where the portfolio manager or adviser has a greater financial incentive.  ARI has adopted policies and procedures  reasonably designed to address these types of conflicts and that  serve to  operate  in a manner  that is fair and  equitable  among its clients, including the Fund.

ARI's compensation  structure/levels for staff and professionals are, by design, higher than industry levels.  ARI believes that portfolio  manager  compensation should be driven primarily by the delivery of consistent and superior  long-term performance for its clients. Portfolio managers are compensated with competitive salaries,  performance-based annual bonuses and retirement benefits. Bonuses are discretionary  and  determined  by the  CEO.  The  success  of the  firm and the individual employees' contribution to that success is the primary determinant of incentive  compensation.  This  compensation  structure is designed to align the best interests of our clients with the management of the portfolio.

In addition,  ARI's owners and portfolio  managers share in the profitability of the firm.  Direct  ownership  is  currently  offered  to  individuals  that meet specific  criteria related to their position.  All employees that meet or exceed their goals are eligible for equity ownership.

The ARI Code of Ethics  prohibits  ARI  employees  from  purchasing or otherwise acquiring  shares of any third party mutual fund advised or  sub-advised by ARI.
As a result,  the portfolio  managers do not own any shares of the Small/Mid Cap
Value Fund.

First Quadrant, L.P. ("First Quadrant"),  sub-advisor of the Small/Mid Cap Value
Fund, was founded in 1988 and is headquartered in Pasadena, California. In March
1996,  the firm was acquired by Affiliated  Managers  Group,  a publicly  traded holding  company.  AMG became the general partner of a newly  organized  limited partnership,  First  Quadrant,  L.P. As of December 31, 2005,  First  Quadrant's
limited  partners  controlled  42.5% of  outstanding  equity  while the  holding company Affiliated Managers Group controlled 57.5%.

As of February 28, 2006,  First  Quadrant has over $29.4 billion in assets under management.  First  Quadrant's  clients are mostly  institutional  funds,  which include blue chip corporate pension plans, state and local government retirement plans,  charity and endowment  funds and one sovereign  entity.  First  Quadrant offers investment strategies in two main areas, equities and global macro.

As of February  28,  2006,  First  Quadrant  portfolio  managers did not own any shares of the Small/Mid Cap Value Fund.

First Quadrant  manages its allocated  portion of the Small/Mid Cap Value Fund's portfolio  on a team basis,  with  portfolio  managers  Christopher  G. Luck and
Andrew  Berkin.  In addition  to the  Small/Mid  Cap Value  Fund,  the team also manages the following accounts as of February 28, 2006:

------------------------- ------------------------ ----------------------------
                               Total Accounts       Accounts with Performance
Portfolio Manager                                             Fees
Other Accounts            ------------------------ ----------------------------
                            Number      Assets       Number       Assets
                                    (in millions)              (in millions)
------------------------- --------- -------------- ---------- -----------------
Christopher G. Luck
------------------------- --------- -------------- ---------- -----------------
  Registered Investment
  Companies                  5        $245            0         $0
------------------------- --------- -------------- ---------- -----------------
  Other Pooled Investment
  Vehicles                   8        $332            3         $113
------------------------- --------- -------------- ---------- -----------------
  Other Accounts            53        $7,568          9         $2,277
------------------------- --------- -------------- ---------- -----------------

------------------------- --------- -------------- ---------- -----------------
Andrew Berkin
------------------------- --------- -------------- ---------- -----------------
  Registered Investment
  Companies                  1        $51             0         $0
------------------------- --------- -------------- ---------- -----------------
  Other Pooled Investment
  Vehicles                   0        $0              0         $0
------------------------- --------- -------------- ---------- -----------------
  Other Accounts             5        $753            0         $0
------------------------- --------- -------------- ---------- -----------------

As a  fiduciary,  First  Quadrant  has an  affirmative  duty of  care,  loyalty, honesty, and good faith to act in the best interests of its clients.  Compliance with this duty can be achieved by trying to avoid  conflicts  of interest and by fully disclosing all material facts concerning any conflict that does arise with respect to any  client.  Conflicts  of interest  may arise where First  Quadrant personnel  may have reason to favor the  interests  of one client  over  another client.  First Quadrant has adopted  policies and procedures that are reasonably designed to address  these  conflicts  of  interest.  First  Quadrant  prohibits inappropriate favoritism of one client over another client that would constitute a breach of fiduciary duty.

First Quadrant compensates its investment professionals based upon a combination of performance  factors,  including the relative  investment  performance of the strategies  they help to manage and their  accomplishments  and  productivity in terms of achieving annual goals.  There is no single employee who acts as a sole portfolio manager; rather there is a team of investment professionals who manage the  investment  strategy  used in the Fund's  portfolio.  Compensation  levels, including annual  performance  bonuses,  profit sharing,  deferred  compensation arrangements and ownership equity in First Quadrant are determined by the senior management team. First Quadrant  implements a compensation  policy  specifically designed  to  attract  and  retain  high  caliber  investment  professionals  as evidenced by the experience  and  background of the investment  team and the low turnover rate of its members.

Nicholas-Applegate  Capital Management  "(Nicholas-Applegate").  Stacey R. Nutt,
Ph.D., Todd N. Wolter,  CFA, and Aerus Tran are no longer Portfolio Managers for
Nicholas-Applegate's  allocated  portion of the Small/Mid  Cap Growth Fund.  All references and information  contained in this SAI regarding Dr. Nutt and Messrs.
Wolter and Tran are hereby deleted.

Carma  Wallace,  CFA  and  Mark P.  Roemer  continue  as  part of the  portfolio management team for the Fund.  Horacio A. Valeiras,  CFA and Jane Edmondson have been added to the team.  The  portfolio  management  team managed the  following other accounts as of February 28, 2006:

------------------------- ------------------------ ----------------------------
                               Total Accounts       Accounts with Performance
Portfolio Manager                                             Fees
Other Accounts            ------------------------ ----------------------------
                            Number      Assets       Number       Assets
                                    (in millions)              (in millions)
------------------------- --------- -------------- ---------- -----------------
Horacio A. Valerias
------------------------- --------- -------------- ---------- -----------------
  Registered Investment
  Companies                 12        $1,274          0          $0
------------------------- --------- -------------- ---------- -----------------
  Other Pooled Investment
  Vehicles                   3        $134            0          $0
------------------------- --------- -------------- ---------- -----------------
  Other Accounts            52        $3,243          5          $215
------------------------- --------- -------------- ---------- -----------------

------------------------- --------- -------------- ---------- -----------------
Mark Roemer
------------------------- --------- -------------- ---------- -----------------
  Registered Investment
  Companies                 11        $1,151          0          $0
------------------------- --------- -------------- ---------- -----------------
  Other Pooled Investment
  Vehicles                   3        $34             0          $0
------------------------- --------- -------------- ---------- -----------------
  Other Accounts            48        $2,379          2          $94
------------------------- --------- -------------- ---------- -----------------

------------------------- --------- -------------- ---------- -----------------
Carma Wallace
------------------------- --------- -------------- ---------- -----------------
  Registered Investment
  Companies                 11        $1,151          0          $0
------------------------- --------- -------------- ---------- -----------------
  Other Pooled Investment
  Vehicles                   2        $34             0          $0
------------------------- --------- -------------- ---------- -----------------
  Other Accounts            48        $2,379          2          $94
------------------------- --------- -------------- ---------- -----------------

------------------------- --------- -------------- ---------- -----------------
Jane Edmondson
------------------------- --------- -------------- ---------- -----------------
  Registered Investment
  Companies                 11        $1,151          0          $0
------------------------- --------- -------------- ---------- -----------------
  Other Pooled Investment
  Vehicles                  2         $34             0          $0
------------------------- --------- -------------- ---------- -----------------
  Other Accounts            48        $2,379          2          $94
------------------------- --------- -------------- ---------- -----------------

The  following  is added  to the  section  entitled  "Proxy  Voting  Guidelines"
beginning on page B-55:

                         ADVISORY RESEARCH, INC. ("ARI")
                        SUMMARY OF PROXY VOTING POLICIES
              SUB-ADVISOR TO THE ASSETMARK SMALL/MID CAP VALUE FUND

ARI is a  fiduciary  that  owes each  client a duty of care  with  regard to all services  undertaken  on the  client's  behalf.  ARI has  adopted  policies  and procedures to address its proxy voting responsibilities.

I. Summary of Proxy Voting Policies
ARI has engaged  Institutional  Shareholder  Services  ("ISS") to provide  proxy voting services for clients over which ARI exercises proxy voting authority. ARI has adopted  standard proxy voting  guidelines,  which are applied by ISS to all
ARI proxy votes,  absent  instruction  from ARI to the  contrary.  ARI generally votes  in  accordance  with  its  proxy  voting  guidelines;  however,  in  rare circumstances  ARI may opt to override the guidelines if it is decided to be the best interest of its clients.  Complete  proxy voting  policies and  procedures, including complete guidelines are available upon request.

II. Summary of Proxy Voting Guidelines
Board of Directors
     >>   Case by Case Basis on director  nominees based on (but not limited to)
          the  following  factors:  composition  of  the  board  and  key  board
          committees,   attendance  at  board  meetings,   corporate  governance
          provisions  and takeover  activity,  disclosures  under Section 404 of
          Sarbanes-Oxley Act, long-term company performance relative to a market index,  directors' investment in the company,  whether the chairman is also  serving as a CEO,  number of outside  boards at which a director services and whether a retired CEO sits on the board.
     >>   Against  indemnification  proposals that would expand  coverage beyond just  legal  expenses  acts,  such  as  negligence  and  proposals  to eliminate  directors' and officers' liability for monetary damages for violating the duty of care.
     >>   Against  proposals  to impose a mandatory  retirement  age for outside directors.
     >>   For  proposals  seeking to fix the board size or designate a range for the board size.

Mergers and Corporate Restructurings
     >>   Case by Case Basis on proposals on mergers and acquisitions  generally taking into consideration the following: the prospects of the combined company,  anticipated  financial and operating benefits,  offer price, how  the  deal  was  negotiated,  changes  in  capital  structure  and corporate governance and any conflicts of interest.
     >>   Case by Case Basis on proposals to increase  common  and/or  preferred shares generally taking into consideration the following:  dilution of
          existing  shareholders'  position,   financial  issues,   management's
          efforts to pursue other alternatives and conflicts of interest.

Anti-takeover Defenses/Capital Structure
     >>   For proposals that remove  restrictions  on the rights of shareholders and allow  shareholders  to act by written  consent  and call  special meetings.
     >>   Against  proposals  that  increase  authorized  common  stock  for the explicit  purpose of  implementing  a shareholder  rights plan (poison pill).

Executive and Director Compensation
     >>   Case by Case Basis on  compensation  plans  generally  focusing on the transfer  of  shareholder  wealth,  as the dollar cost of pay plans to shareholders as opposed to simply focusing on voting power dilution.
     >>   Against retirement plans for non-employee directors.

Social and Environmental Issues
     >>   For proposals  seeking  reports and studies on  environmental  issues, labor standards and human rights.

III.  Conflicts of Interest
ARI believes that the use of standard proxy voting  guidelines and the use of an independent third party, such as ISS, mitigate  potential  conflicts of interest between ARI and its clients.  In addition,  any recommendations by ARI employees to vote against the  guidelines  should be brought to the attention of the Chief
Compliance  Officer.  Any  resulting  override  shall  be  documented  and  then submitted to ISS by  compliance  personnel.  Finally,  ARI has adopted a Code of
Ethics, advocating strictly ethical behavior and mandating that all ARI business activities be conducted in the best interest of its clients.

                              FIRST QUADRANT, L.P.
                        SUMMARY OF PROXY VOTING POLICIES
              SUB-ADVISOR TO THE ASSETMARK SMALL/MID CAP VALUE FUND

First  Quadrant,   L.P.'s  written  policies  and  procedures  are  designed  to reasonably ensure that First Quadrant,  L.P. ("First Quadrant") votes proxies in the best  interest of clients for whom First  Quadrant has voting  authority and describe how the adviser addresses  material conflicts between its interests and those of its clients with respect to proxy voting.

First Quadrant  utilizes the services of an  independent  outside proxy service,
Institutional  Shareholder  Services  ("ISS"),  to act as  agent  for the  proxy process,  to maintain  records on proxy voting for our  clients,  and to provide
independent   research   on   corporate   governance,   proxy,   and   corporate
responsibility issues.

First Quadrant maintains a Proxy Committee (the "Committee"),  made up of senior members of  management,  which is  responsible  for deciding what is in the best interests of each client when determining how proxies are voted.  First Quadrant defines the best interest of a client to mean the best economic  interest of the holders of the same or similar  securities  of the issuer  held in the  client's account. The Committee meets at least annually to review,  approve, and adopt as
First Quadrant's own policies, ISS proxy voting policies. Any changes to the ISS voting policies must be reviewed,  approved, and adopted by the Committee at the time the changes  occur.  A copy of First  Quadrant's  proxy voting  policies is available upon request to the individual  noted below under How to Obtain Voting
Information.   Because   circumstances  differ  between  clients,  some  clients
contractually  reserve the right to vote their own proxies or contractually  may direct First Quadrant to vote certain of their proxies in a specific manner,  in which case the Committee will assume the  responsibility  for voting the proxies in accordance with the client's desires.

First Quadrant's  portfolio  management group also monitors  corporate  actions, ensuring  notifications  from custodians  and/or  information  from Bloomberg or other electronic  surveillance  systems is recorded in our portfolio  management and accounting systems.

Voting Client Proxies
When a new portfolio is opened where First  Quadrant is  responsible  for voting proxies,  a letter is sent to the custodian  informing them that ISS will act as
First  Quadrant's  proxy  voting  agent and  advising  them to forward all proxy material  pertaining to the portfolio to ISS for execution.  Additionally,  on a quarterly basis,  First Quadrant  provides ISS with a list of the portfolios for which First  Quadrant  holds  voting  authority.  ISS, as proxy voting agent for
First Quadrant, is responsible for analyzing and voting each proxy,  maintaining records of proxy  statements  received and votes cast, and providing  reports to
First  Quadrant,  upon request,  concerning how proxies were voted for a client.
First  Quadrant's  Client  Service  Dept.  is  responsible  for:  setting up new portfolios;  determining  which  portfolios  First  Quadrant  has  proxy  voting responsibilities;  ensuring the custodians and ISS are  appropriately  notified;
receiving and  forwarding to the  Committee  and  ultimately  ISS, any direction received  from a client to vote a proxy in a specific  manner;  and  maintaining client  documentation and any communications  received by First Quadrant related to proxy voting,  including records of all communications  received from clients requesting  information  on how their  proxies  were voted and First  Quadrant's responses.

Conflicts of Interest
The adoption of the ISS proxy voting policies provides  pre-determined  policies for voting  proxies and  thereby  removes  any  conflict of interest  that could affect  the  outcome  of a vote.  The  intent of this  policy  is to remove  any discretion  that  First  Quadrant  may  have to  interpret  what is in the  best interest of any client or how to vote proxies in cases where First  Quadrant has a material  conflict  of interest or the  appearance  of a material  conflict of interest.  Although,  no situation under normal  circumstances is expected where
First Quadrant will retain  discretion  from ISS, the Committee will monitor any situation  where First Quadrant has any discretion to interpret or vote and will confirm delegation to ISS if First Quadrant has a material conflict of interest.